Intangibles Assets and Liabilities - Summary of Intangible Amortization (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization recorded against rental income related to above or below market leases
Acquired Finite-Lived Intangibles
Amortization of intangible assets	$ 881	$ 715	$ 1,682	$ 1,983	$ 1,349
Rental expense related to above or below market leasehold interests
Acquired Finite-Lived Intangibles
Amortization of intangible assets	189	307	521	700	383
Amortization expense related to in place leases and tenant relationships
Acquired Finite-Lived Intangibles
Amortization of intangible assets	$ 19,957	$ 21,446	$ 41,643	$ 40,489	$ 28,662